Notes Payable (Details Textual) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 21, 2014 Convertible Notes Payable [Member]	Jul. 01, 2013 Convertible Notes Payable [Member]	May 06, 2013 Convertible Notes Payable [Member]	Sep. 30, 2012 Convertible Notes Payable [Member]	Jun. 30, 2014 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	May 06, 2013 Convertible Notes Payable [Member] Investor [Member]	May 06, 2013 Convertible Notes Payable [Member] Investor [Member] Minimum [Member]	May 06, 2013 Convertible Notes Payable [Member] Investor [Member] Maximum [Member]	Dec. 31, 2012 Notes Payable [Member]	Jun. 30, 2014 Notes Payable [Member]	Dec. 31, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	May 22, 2014 Notes Payable [Member]	May 06, 2013 Notes Payable [Member] Minimum [Member]	May 06, 2013 Notes Payable [Member] Maximum [Member]	Jun. 30, 2014 Notes Payable [Member] Notes payable NACSV former member [Member]	Dec. 31, 2013 Notes Payable [Member] Notes payable NACSV former member [Member]	Jun. 30, 2014 Notes Payable [Member] NACSV premium finance agreement [Member]	Dec. 31, 2013 Notes Payable [Member] NACSV premium finance agreement [Member]	May 22, 2014 Notes Payable One [Member]
Proceeds from notes payable										$ 500,000	$ 1,926,637											$ 291,498
Notes conversion into shares of common stock									1,422,328
Conversion price					$ 0.35			$ 0.25	$ 0.50			$ 0.25
Convertible notes payable				529,309	504,309			750,000
Interest Rate										5.00%	5.00%											7.00%	7.00%	7.84%	7.84%
Note conversion, description										On May 6, 2013, as discussed below, we amended the terms of a $750,000 Note ("Investor Note") payable to a private investor ("Investor") and (i) extended the maturity date to July 1, 2013.
Notes payable					25,100										750,000			750,000	20,000			305,453				5,000
Warrant exercise price per share				$ 0.10									$ 0.10	$ 0.15						$ 0.10	$ 0.15
Interest rate of secured promissory note				8¼											8¼			8¼
Gain on extinguishment of debt	387,642	387,642		31,712		387,642		31,712
Fair value of warrants																360,000	360,000
Beneficial conversion feature of note																393,243	393,243
Debt Instrument, Maturity Date								Jul. 01, 2013																Nov. 30, 2014	Nov. 30, 2014
Debt converted into common shares							3,000,000	3,000,000
Payment on convertible notes		(150,000)				150,000
Unamortized debt discount						350,000									(350,000)			(350,000)
Accrued imputed interest						37,642
Due amount under insurance premium finance agreement																								13,955
Interest expense																								$ 2,845